Income Tax - Summary of Reconciliation between tax expense and accounting loss at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Loss before taxation	¥ (789,640)	¥ (880,109)	¥ (2,510,940)	¥ (1,946,235)	¥ (1,298,496)
Notional tax benefit on loss before taxation, calculated at the rates applicable to losses in the jurisdictions concerned			(438,268)	(292,888)	(102,152)
Tax effect of non-deductible share-based compensation expenses			230,195	205,417	61,106
Tax effect of additional deduction on research and development expenses			(111,813)	(76,498)	(50,066)
Tax effect of preferential income tax rate applicable to subsidiaries			73,651	47,479	19,396
Tax effect of non-taxable interest income			(19,894)	(14,467)	(1,479)
Tax effect of withholding tax on interest income			5,868	2,826	0
Tax effect of unused tax losses and deductible temporary differences not recognized			266,129	130,997	73,195
Income tax	¥ 1,877	¥ 1,591	¥ 5,868	¥ 2,866	¥ 0